Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities
Schedule of changes during the period for other liabilities

Contingent
consideration
$
As at January 1, 2020	221
Amounts paid	(212)
Change in fair value	90
As at December 31, 2020	99
Amounts paid	(99)
As at December 31, 2021	—